Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

20.    COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As lessee

The Group has entered into lease agreements for business office and certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2018 were as follows:

	Year Ended December 31,
	2018	2018
	RMB	USD
2019	82,142,137	11,947,078
2020	78,923,815	11,478,993
2021	75,246,421	10,944,138
2022	61,747,409	8,980,788
2023	54,551,591	7,934,200
Thereafter	220,116,253	32,014,581
Total	572,727,626	83,299,778

As lessor

The Group subleases its leased assets under operating lease arrangements for terms ranging from one to twenty years. The terms of the leases generally also require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions.

At 31 December 2018, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2018	2018
	RMB	USD
2019	43,846,815	6,377,255
2020	36,109,529	5,251,913
2021	33,746,012	4,908,154
2022	26,798,827	3,897,728
2023	24,107,631	3,506,310
Thereafter	91,634,251	13,327,648
Total	256,243,065	37,269,008

Litigation and contingencies

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.